REMUNERATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Key Management Personnel [Abstract]
Salaries and short-term employee benefits	$ 20	$ 19
Post-employment benefits	3	2
Share-based payments and other	12	17
Key management personnel compensation	$ 35	$ 38